Leases - Minimum future rents on non-cancelable operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 807
2026	409
2027	62
Total	1,278
Contingent rentals	$ 0	$ 0